Long-term debt - Revolving Credit Facilities (Details)				11 Months Ended	12 Months Ended
	Jul. 07, 2017 USD ($)	Jun. 01, 2017 USD ($) payment	Feb. 13, 2017	Nov. 30, 2017 USD ($)	Dec. 31, 2018 EUR (€) payment	Dec. 31, 2018 USD ($) payment	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)	May 30, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal								$ 702,181,000	$ 479,535,000
Interest expense, capitalized to mineral property interests						$ 0		20,052,000
Repayments of lines of credit						200,000,000		0
Repayment of credit facility						27,670,000		16,782,000
Equipment loan facilities, drawdowns net of transaction costs (Note 10)						$ 32,117,000		68,224,000
Debt service reserve account								12,918,000	13,736,000
Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 500,000,000								500,000,000
Accordion feature higher borrowing capacity	$ 600,000,000
Borrowings maturity term	4 years
Principal								344,149,000	395,822,000
Undrawn borrowing facilities									100,000,000
Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | €					€ 71,400,000.0
Borrowings maturity term			30 months		5 years	5 years
Principal								50,569,000	57,242,000
Undrawn borrowing facilities					€ 2,000,000				1,900,000
Equipment loan facility, drawdowns net of transaction costs (Note 10)					€ 20,000,000	$ 24,000,000	€ 49,000,000	54,000,000
Mandatory reserve deposit payment coverage period					6 months	6 months
Debt service reserve account					€ 8,000,000				$ 9,000,000
Number of quarterly installment payments | payment					20	20
Commitment fee initial payment period					24 months	24 months
Otjikoto Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Additional borrowing capacity											$ 6,000,000
Unused capacity commitment fee					1.20%				1.20%
Principal								20,750,000	$ 10,816,000
Interest expense, capitalized to mineral property interests						$ 2,000,000
Equipment loan facility, drawdowns net of transaction costs (Note 10)						$ 6,000,000
Mandatory reserve deposit payment coverage period					6 months	6 months
Debt service reserve account								5,000,000	4,000,000
Number of quarterly installment payments | payment					20	20
Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		$ 18,000,000
Unused capacity commitment fee		1.15%
Borrowings maturity term		5 years
Principal								7,719,000	13,071,000
Undrawn borrowing facilities									$ 1,000,000
Equipment loan facility, drawdowns net of transaction costs (Note 10)						$ 8,000,000		9,000,000
Number of quarterly installment payments | payment		20
Bottom of range | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee	0.50%
Bottom of range | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal | €					€ 5,000,000
Bottom of range | Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal		$ 500,000
Top of range | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee	0.925%
Portion of convertible notes outstanding										$ 100,000,000
London Interbank Offered Rate LIBOR | Otjikoto Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					3.85%				3.85%
London Interbank Offered Rate LIBOR | Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		3.85%
London Interbank Offered Rate LIBOR | Bottom of range | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.25%									2.50%
London Interbank Offered Rate LIBOR | Top of range | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.25%									4.00%
EURIBOR | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					5.10%				5.10%
Fekola
Disclosure of detailed information about borrowings [line items]
Interest expense, capitalized to mineral property interests				$ 20,000,000
Fekola | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Interest expense, capitalized to mineral property interests								8,000,000
Tranche 1 | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee					1.15%				1.15%
Tranche 2 | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Additional commitment fee percentage					0.50%				0.50%
Tranche 3 | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Additional commitment fee percentage					0.4167%				0.4167%
Principal | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Principal								$ 350,000,000	$ 400,000,000
Principal | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal									58,634,000
Principal | Otjikoto Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal									10,922,000
Principal | Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal									$ 13,526,000